UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT             May 13, 2010
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $161,560 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

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
                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other   Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs    Sole    Shared None
ALCOA INC                      NOTE 5.250% 3/1    013817AT8     11,531    5,000,000 PRN      DEFINED       5,000,000
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1    03938LAK0      3,184    2,000,000 PRN      DEFINED       2,000,000
BARNES GROUP INC               NOTE 3.750% 8/0    067806AB5      2,669    2,500,000 PRN      DEFINED       2,500,000
CEPHALON INC                   NOTE 6/1           156708AL3      6,019    5,000,000 PRN      DEFINED       5,000,000
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1    169483AC8      1,253    2,000,000 PRN      DEFINED       2,000,000
CHINA MED TECHNOLOGIES INC     SPONSORED ADR      169483104         71        5,195 SH       DEFINED           5,195
CONTINENTAL AIRLS INC          CL B               210795308         22        1,000 SH       DEFINED           1,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1    210795PJ3      5,813    5,000,000 PRN      DEFINED       5,000,000
DANAHER CORP DEL               NOTE 1/2           235851AF9      5,813    5,000,000 PRN      DEFINED       5,000,000
EMC CORP MASS                  1.750%12/0         268648AM4      6,256    5,000,000 PRN      DEFINED       5,000,000
FORD MTR CO CAP TR II          PFD TR CV6.5%      345395206     17,944      385,900 PRN      DEFINED         385,900
GILEAD SCIENCES INC            NOTE 0.625% 5/0    375558AH6      3,788    3,000,000 PRN      DEFINED       3,000,000
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750% 12/1   390064AK9      3,510    4,000,000 PRN      DEFINED       4,000,000
HECKMANN CORP                  *W EXP 11/09/201   422680116         40       50,000 SH       DEFINED          50,000
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0    42805TAA3      6,297    4,460,000 PRN      DEFINED       4,460,000
INFORMATICA CORP               NOTE 3.000% 3/1    45666QAB8      5,548    4,000,000 PRN      DEFINED       4,000,000
INGERSOLL-RAND GLOBAL HLDG     NOTE 4.500% 4/1    45687AAD4      9,969    5,000,000 PRN      DEFINED       5,000,000
JANUS CAP GROUP INC            COMMON             47102X105        856       59,900 SH       DEFINED          59,900
JPMORGAN CHASE & CO            COMMON             46625H100      2,855       63,800 SH       DEFINED          63,800
INVITROGEN CORP                NOTE 2.000% 8/0    46185RAJ9      8,874    5,774,000 PRN      DEFINED       5,774,000
NAVISTAR INTL CORP NEW         NOTE 3.000% 10/1   63934EAL2      4,113    3,693,000 PRN      DEFINED       3,693,000
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1    651229AH9      3,761    2,000,000 PRN      DEFINED       2,000,000
NEWMONT MINING CORP            NOTE 3.000% 2/1    651639AK2      3,163    2,500,000 PRN      DEFINED       2,500,000
ON SEMICONDUCTOR CORP          NOTE 4/1           682189AE5      5,996    6,000,000 PRN      DEFINED       6,000,000
OSI PHARMACEUTICALS INC        NOTE 3.000% 1/1    671040AH6      2,303    2,000,000 PRN      DEFINED       2,000,000
QUANTA SVCS INC                NOTE 3.750% 4/3    74762EAE2      2,306    2,233,000 PRN      DEFINED       2,233,000
QWEST COMMUNICATIONS INTL INC  NOTE 3.500% 11/1   749121BY4      5,628    5,000,000 PRN      DEFINED       5,000,000
SMITHFIELD FOODS INC           NOTE 4.000% 6/3    832248AR9      4,573    4,000,000 PRN      DEFINED       4,000,000
TEXTRON INC                    NOTE 4.500% 5/0    883203BN0      8,713    5,000,000 PRN      DEFINED       5,000,000
UAL CORP                       NOTE 6.000% 10/1   902549AJ3     12,050    5,000,000 PRN      DEFINED       5,000,000
WEBMD CORP                     NOTE 1.750% 6/1    94769MAE5      4,001    3,000,000 PRN      DEFINED       3,000,000
WEBMD CORP                     NOTE 3.125% 9/0    94769MAG0      2,641    2,000,000 PRN      DEFINED       2,000,000
TOTAL                                                          161,560
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